QUARTERLY INFORMATION (unaudited) (Tables)	12 Months Ended
Feb. 23, 2019
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Data
The summarized quarterly financial data presented below reflects all adjustments, which in the opinion of management, are of a normal and recurring nature and are necessary for a fair statement of the results for the interim periods presented (in millions):

	Fiscal 2018
	52 Weeks	Last 12 Weeks	Third 12 Weeks	Second 12 Weeks	First 16 Weeks
Net sales and other revenue	$60,534.5	$14,016.6	$13,840.4	$14,024.1	$18,653.4
Gross profit	16,894.6	4,058.7	3,852.4	3,812.8	5,170.7
Operating income	787.3	288.4	174.4	131.4	193.1
Income (loss) before income taxes	52.2	137.0	(19.8)	(44.3)	(20.7)
Income tax (benefit) expense	(78.9)	1.4	(65.4)	(11.9)	(3.0)

Net income (loss)	$131.1	$135.6	$45.6	$(32.4)	$(17.7)

Basic and diluted net income (loss) per common share	$0.47	$0.49	$0.16	$(0.12)	$(0.06)

	Fiscal 2017
	52 Weeks	Last 12 Weeks	Third 12 Weeks	Second 12 Weeks	First 16 Weeks
Net sales and other revenue	$59,924.6	$14,033.7	$13,599.2	$13,831.7	$18,460.0
Gross profit	16,361.1	3,948.3	3,624.6	3,729.7	5,058.5
Operating (loss) income(1)	(56.6)	181.8	(101.0)	(219.8)	82.4
(Loss) income before income taxes	(917.5)	15.3	(305.4)	(422.9)	(204.5)
Income tax (benefit) expense	(963.8)	(373.0)	(523.5)	(67.7)	0.4

Net income (loss)	$46.3	$388.3	$218.1	$(355.2)	$(204.9)

Basic and diluted net income (loss) per common share	$0.17	$1.39	$0.78	$(1.27)	$(0.73)

(1)	Fiscal 2017 has been adjusted for the retrospective adoption of Accounting Standards Update (“ASU”)
2017-07,
“
Compensation—Retirement Benefits (Topic 715)—Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost” in
 the first quarter of fiscal 2018. We reclassified
non-service
pension and post-retirement cost components to Other income from Selling and administrative expenses. See Note 1 - Description of business, basis of presentation and summary of significant accounting policies.